Income Tax - Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss carry-forward	$ 1,340,849	$ 48,336	$ 1,497,056
Investment credits	44,244	1,595	49,611
Deductible temporary differences	241,249	8,697	377,242
Unrecognized deferred tax assets	$ 1,626,342	$ 58,628	$ 1,923,909